Income Taxes - Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 25, 2017	Mar. 26, 2016	Mar. 28, 2015
Income Tax Disclosure [Abstract]
Current	$ 26	$ 50	$ 77
Deferred	550	1,591	(2,636)
Valuation allowance	(5,853)	(1,591)	$ 2,559
Income tax expense	$ (5,277)	$ 50